--------------------------------------------------------------------------------
                                 ANNUAL REPORT
--------------------------------------------------------------------------------

[logo]
NEW ENGLAND FUNDS(R)
Where The Best Minds Meet(R)

--------------------------------------------------------------------------------

                                    New England
                     Intermediate Term Tax Free
                               Fund of New York

                               [graphic omitted]

-----------------
DECEMBER 31, 1997
-----------------

                                                                   FEBRUARY 1998
--------------------------------------------------------------------------------
"Even in 1997 . . . investors saw some sharp, short-term drops, whether they were invested in the United States or overseas, in bonds or stocks."

[photo]

Dear Shareholder:

In 1997, many investors once again had reason to be pleased with the performance of their mutual fund holdings. However, in times such as these, expectations tend to grow along with prices. It pays to remind ourselves that no trend is permanent, and we should keep our goals realistic and long-term needs in focus.

In the third straight year of outstanding returns, the Dow Jones Industrial Average and the Standard & Poor's 500 Stock Index -- two widely followed indicators of the performance of large-company stocks -- gained 24.9% and 33.3% respectively. At the same time, smaller-company stocks, as measured by the Russell 2000 Index, were up 22.4%. Meanwhile, bond investors also were rewarded as declining interest rates and rising prices meant solid gains. The Lehman Long Treasury Index, for example, posted a 15.1% return for the year. Results were less favorable for international investors, especially those exposed to emerging markets or the financial turmoil in Asia.

Gratifying though it has been, the markets' surge of the past few years obscures the historic norm: Downturns and volatility also are regular features of investing. Even in 1997, notwithstanding the impressive overall results, investors saw some sharp, short-term drops, whether they were invested in the United States or overseas, in bonds or stocks. Market fluctuations remind us of some valuable lessons.

First, volatility is inevitable, and should not disrupt long-term programs without sufficient evaluation. Those who sold in response to downturns -- October 1987 is an obvious example -- may have missed out on the subsequent uptrend. Second, sound diversification can reduce risk. A useful exercise is to review your asset allocation regularly with your financial representative.

Starting in 1998, you have one more reason to consult with your representative:
Newly expanded retirement options, including the new Roth IRA, could play an important role in your retirement and tax planning for years to come. With this in mind, New England Funds has introduced programs specially designed to help you make the most of the newest retirement vehicles.

   [Dalbar logo]
1995 o 1996 o 1997

In addition to offering quality mutual fund choices and tax-advantaged plans, we focus on providing the highest quality customer service. This is why I am pleased to report that we have received DALBAR's Mutual Fund Service Award for "providing the highest tier of service excellence in the mutual fund industry." New England Funds is one of just three mutual fund companies to receive this award for the third consecutive year from DALBAR, an independent evaluator of mutual fund service. We are continuing to work to provide even more effective services. Two examples are: the Personal Access Line(TM) -- our enhanced automated telephone account service (800-346-5984) -- and the account information section of the New England Funds web site (www.mutualfunds.com). Each provides convenient, 24-hour access to current information about your New England Funds accounts.

All of us at New England Funds thank you for your continued support and look forward to serving you in the years ahead.

Sincerely,

/s/ Henry L.P. Schmelzer
Henry L.P. Schmelzer
President

--------------------------------------------------------------------------------
             NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF NEW YORK
--------------------------------------------------------------------------------

                                    INVESTMENT RESULTS THROUGH DECEMBER 31, 1997
--------------------------------------------------------------------------------

Putting Performance in Perspective
The charts comparing your Fund's performance to a benchmark index provide you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses.

[A chart in the form of a line graph appears here illustrating the growth of a $10,000 investment in New England Intermediate Term Tax Free Fund of New York since inception 4/23/93 compared to the Lehman Municipal Index and the Cost of Living. The data points for this chart are as follows:]

                Growth of a $10,000 Investment in Class A Shares

                  APRIL 1993 (INCEPTION) THROUGH DECEMBER 1997

                                       With        Lehman
                       Net           Maximum      Municipal        Cost of
                  Asset Value(1) Sales Charge(2)   Index(4)       Living(5)
                  -----------    ---------------  ---------       ---------
4/23/93             $10,000        $ 9,750        $10,000         $10,000
1993                $10,738        $10,470        $10,718         $10,125
1994                $10,303        $10,046        $10,164         $10,395
1995                $11,799        $11,504        $11,938         $10,659
1996                $12,347        $12,038        $12,469         $11,013
1997                $13,415        $13,079        $13,614         $11,215

This illustration represents past performance of Class A shares and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss on the sale of shares. Class B share performance will be greater or less than that shown based on differences in inception date, fees and sales charges. All Index and Fund performance assumes reinvested distributions.

--------------------------------------------------------------------------------
             NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF NEW YORK
--------------------------------------------------------------------------------

                                        AVERAGE ANNUAL TOTAL RETURNS -- 12/31/97
--------------------------------------------------------------------------------

 CLASS A (Inception 4/23/93)           1 YEAR        3 YEARS     SINCE INCEPTION
 Net Asset Value(1)                     8.65%          9.19%          6.46%
 With Max. Sales Charge(2)              5.88           8.28           5.90

 CLASS B (Inception 9/13/93)           1 YEAR        3 YEARS     SINCE INCEPTION
 Net Asset Value(1)                     7.87%          8.35%          4.66%
 With CDSC(3)                           2.87           7.49           4.25

These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost.

                                             COMPARATIVE PERFORMANCE -- 12/31/97
--------------------------------------------------------------------------------
                                                           SINCE       SINCE
                                                         INCEPTION   INCEPTION
                                     1 YEAR    3 YEARS    CLASS A     CLASS B
 Lehman Municipal Index(4)            9.19%    10.23%      6.83%       6.13%
 (Class B calculated from 9/30/93)
 Lipper NY Int. Municipal Average(6)  7.42     7.80        5.43        4.95
 (Class B calculated from 9/30/93)

                                                           YIELDS AS OF 12/31/97
--------------------------------------------------------------------------------
                                         CLASS A       CLASS B
SEC 30-day Yield(7)                       4.08%         3.44%
NY State Taxable Equivalent Yield(8)      7.28          6.14
NY City Taxable Equivalent Yield(8)       7.64          6.45

NOTES TO CHARTS
(1) Net Asset Value (NAV) performance assumes reinvestment of all distributions and does not reflect the payment of a sales charge at the time of purchase.
(2) With Maximum Sales Charge performance assumes reinvestment of all distributions and reflects the maximum sales charge of 2.5% at the time of purchase of Class A shares.
(3) With Contingent Deferred Sales Charge (CDSC) performance assumes a maximum 5% sales charge is applied to a redemption of Class B shares. The sales charge will decrease over time, declining to zero six years after the purchase of shares.
(4) Lehman Municipal Index is an unmanaged index of bonds issued by states, municipalities and other governmental entities having maturities of more than one year. The Index performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.
(5) Cost of Living is based on the Consumer Price Index, a widely recognized measure of the cost of goods and services in the United States, as calculated by the U.S. Bureau of Labor Statistics.
(6) Lipper NY Intermediate Municipal Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.
(7) SEC Yield is based on the Fund's net investment income over a 30-day period and is calculated in accordance with Securities and Exchange Commission guidelines.
(8) Taxable equivalent yield is based on the maximum combined federal and New York state income tax bracket of 43.9% or the combined federal, New York state and New York City income tax bracket of 46.6%. The alternative minimum tax and some other federal and state taxes that may apply are not taken into account.

--------------------------------------------------------------------------------
             NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF NEW YORK
--------------------------------------------------------------------------------

                                 QUESTIONS & ANSWERS WITH YOUR PORTFOLIO MANAGER
--------------------------------------------------------------------------------

Q. How did New England Intermediate Term Tax Free Fund of New York perform over the past 12 months?

[Photo of James Welch, Back Bay Advisors, L.P.]

   I believe the Fund performed very well, providing investors a combination of double-tax free income and appreciation in share price. For the 12-month period ending December 31, 1997, the Fund's Class A shares generated a total return of 8.65%, reflecting a $0.26 per share gain in net asset value to $7.90 per share and the reinvestment of $0.384 per share in dividend distributions. For the same 12-month period, the Fund's Class B shares produced a total return of 7.87%, based on net asset value.

   By comparison, the average 7.42% return of New York Municipal funds tracked by Lipper Analytical Services fell short of your Fund's results for 1997.

Q. What was the investment environment for New York municipal bonds?

   The environment was favorable for bonds in general. At the national level, bonds benefited from falling interest rates for much of the year -- a response to solid economic growth, low inflation, a declining federal budget deficit and healthy foreign demand for U.S. bonds. That demand grew even stronger as the Asian currency crisis unfolded later in 1997. For the tax exempt sector, brisk economic growth translated into higher tax receipts, which strengthened municipal balance sheets and reduced the need to issue bonds.

   This positive atmosphere contrasted sharply with the early months of 1997. At that time, interest rates rose -- pushing bond prices lower -- on investor concerns that the economy's strength might stimulate inflation. The Federal Reserve Board, in fact, raised short-term interest rates in March of 1997 to prevent a rise in price pressures. The yield on long-term U.S. Treasury bonds peaked at 7.17% in April and later fell to a low of 5.92%, giving bond investors the opportunity for price appreciation.

   In New York, vigorous economic activity produced heavy inflows of personal income and real estate taxes. These rising revenues improved the state's fiscal health, resulting in ratings upgrades for New York general obligation and state-appropriated bonds. Municipalities were better able to finance expenses and found less need to issue debt, reducing the supply of New York tax exempt bonds. Diminished supply and steady demand, of course, enhanced the value of New York municipal bonds.

   In addition to the improving credit conditions, BBB-rated bonds benefited from "spread compression" -- a phenomenon whereby the yields of lower-rated securities fall faster -- and their prices rise faster -- than those of higher-rated securities. This occurred as investors tried to maximize yield in a low interest rate environment. BBB-rated New York City and state-appropriated bonds experienced particularly attractive gains.

                     CREDIT QUALITY COMPOSITION -- 12/31/97

AAA            23%
 AA             7%
  A            20%
BBB            45%
 BB/Other       5%

Quality is based on ratings provided by Standard & Poor's and Moody's Investors Service.

Average Portfolio Quality = A            Average Effective Maturity = 9.0 Years

Q. What strategies did you use in managing the Fund?

   Throughout the year, I emphasized quality and call protection, focusing on bonds that I believed would benefit from the state's healthy economy. The Fund held a substantial position in New York general obligation and state-appropriated bonds, which appreciated considerably during the year. I selected bonds with call protection -- in other words, bonds whose call dates are as far in the future as possible -- to protect the Fund's income stream. On a bond's call date, the security can be "called away" from the holder at a predetermined price. This feature benefits the issuer if interest rates fall because they are then able to replace the old bonds with new lower-cost debt. As of December 31, 1997, the portfolio's average quality was A.

   I also actively managed the Fund's duration, making adjustments to take advantage of the changing interest rate environment. Duration measures a bond's price sensitivity to interest rate changes -- the longer the duration, the greater the bond's sensitivity to changes in interest rates. I maintained a short duration in the early part of the year to increase price stability when interest rates were rising. I later lengthened duration in anticipation of declining interest rates, primarily by focusing on non-callable bonds with 7- to 12-year maturities. As of December 31, 1997, the Fund's average duration stood at 5.95 years.

Q. What is your outlook for New York municipal bonds?

   I expect many of the trends that benefited New York municipal bond prices in 1997 to remain in place, such as a declining federal budget deficit and low inflation. However, the outcome of the financial troubles in Asia will be key in determining the direction of interest rates. A slowdown in Asia -- which accounts for one-third of the world's economies -- could substantially hinder U.S. economic activity, particularly in the manufacturing and export sectors.

   Still, at current levels municipal bonds provide investors an attractive after-tax yield, with AAA-rated municipal bonds providing as much as 88% of the yield of comparable U.S. Treasuries. I think that the generous yields on top of the potential for price appreciation make municipal bonds attractive investment values.

-------------------------------------------------------------------------------
                             PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------

Investments as of December 31, 1997

TAX EXEMPT OBLIGATIONS--97.3% OF TOTAL NET ASSETS

                                                                         RATINGS (c)
                                                                         (UNAUDITED)
                                                                  -------------------------
 FACE                                                                      STANDARD
AMOUNT        ISSUER                                          MOODY'S      & POOR'S       VALUE (a)
---------------------------------------------------------------------------------------------------
              GUAM--7.1%
$  1,000,000  Guam Airport Authority, 6.400%, 10/01/05  ..      --           BBB     $   1,094,220
     500,000  Guam Airport Authority, 6.600%, 10/01/10  ..      --           BBB           550,375
                                                                                     -------------
                                                                                         1,644,595
                                                                                     -------------
              NEW YORK--72.7%
     250,000  Albany Housing Authority, 6.250%, 10/01/12       Baa1           --           269,238
     475,000  Metropolitan Transportation Authority,
                5.750%, 7/01/08  .........................     Baa1          BBB+          513,052
     500,000  Metropolitan Transportation Authority,
                7.125%, 7/01/09  .........................     Baa1          BBB+          554,070
     500,000  Municipal Assistance Corp., 6.000%, 7/01/08.      Aa2          AA-           563,035
     450,000  New York City Industrial Development Civic,
                6.000%, 8/01/07  .........................     Baa3           --           483,520
     250,000  New York City Municipal Water,
                7.000%, 6/15/09 ..........................      A2            A-           274,963
     250,000  New York City Municipal Water, Pre-refunded,
                7.000%, 6/15/09  .........................      AAA          AAA           275,215
     500,000  New York General Obligation, 7.000%, 8/01/06     Baa1          BBB+          576,135
     500,000  New York General Obligation, 7.250%, 8/15/07     Baa1          BBB+          590,835
   1,000,000  New York State Certificates, 6.000%, 9/01/98     Baa1          BBB+        1,013,990
     500,000  New York State Dorm. Authority,
                5.750%, 7/01/07  .........................     Baa1          BBB+          537,825
     500,000  New York State Dorm. Authority, 5.750%,
                7/01/13  .................................     Baa1          BBB           541,210
     500,000  New York State Dorm. Authority, 6.000%,
                7/01/06  .................................     Baa1          BBB+          546,880
     500,000  New York State Dorm. Authority, 6.500%,
                8/15/11  .................................     Baa1           A-           574,970
     500,000  New York State Local Government Assistance
                Pre-refunded, 7.250%, 4/01/07  ...........      Aaa          AAA           556,810
     500,000  New York State Mortgage Revenue, 6.250%,
                4/01/10  .................................      Aa2           --           546,485
     500,000  New York State Urban Development Corp.,
                5.750%, 4/01/12  .........................     Baa1          BBB+          537,295
     565,000  New York State Urban Development Corp.,
                6.000%, 1/01/05  .........................     Baa1          BBB+          611,799
     290,000  New York, Pre-refunded, 8.000%, 8/01/03  ...      Aaa          AAA           330,951
   1,065,000  New York, Pre-refunded, 8.400%, 11/15/08 (e)      Aaa          AAA         1,240,459
     500,000  Oneida Herkimer, 6.650%, 4/01/05  ..........      Baa          BBB           539,015
   1,000,000  Onondaga County Industrial Development
                Agency, 9.000%, 10/01/07  ................      --            A          1,345,830
   1,000,000  Port Authority New York & New Jersey,
                7.000%, 10/01/07  ........................      --            --         1,160,960
   1,000,000  Port Authority New York & New Jersey Special
                Obligation, 6.250%, 12/01/09, (MBIA)  ....      Aaa          AAA         1,151,870
     540,000  Triborough Bridge & Tunnel Authority,
                6.000%, 1/01/12  .........................      Aa3           A+           607,808
     350,000  Triborough Bridge & Tunnel Authority,
                6.625%, 1/01/12  .........................      Aa3           A+           416,104
     500,000  Yonkers, 6.000%, 8/01/03 (AMBAC) (e) .......      Aaa          AAA           544,780
                                                                                     -------------
                                                                                        16,905,104
                                                                                     -------------
              PUERTO RICO--12.8%
     460,000  Puerto Rico Commonwealth Aqueduct & Sewer,
                10.250%, 7/01/09  ........................      Aaa          AAA           632,362
     600,000  Puerto Rico Commonwealth Aqueduct & Sewer,
                6.250%, 7/01/12  .........................     Baa1           A            693,480
   1,000,000  Puerto Rico Commonwealth Highway &
                Transportation,
                5.945%, 7/01/04 (d)  .....................     Baa1          A1+         1,104,780
     500,000  Puerto Rico Electric Power Authority,
                5.900%, 7/01/03  .........................     Baa1          BBB+          542,535
                                                                                     -------------
                                                                                         2,973,157
                                                                                     -------------
              U.S. VIRGIN ISLANDS--4.7%
     990,000  Virgin Islands Public Finance Authority,
                7.750%, 10/01/06  ........................      --            --         1,095,573
                                                                                     -------------
              Total Tax Exempt Obligations
                (Identified Cost $21,052,586)  ...........                              22,618,429
                                                                                     -------------
              Total Investments--97.3% (Identified Cost
              $21,052,586) (b) ...........................                              22,618,429
              Other assets less liabilities  .............                                 631,958
                                                                                     -------------
              Total Net Assets--100%  ....................                           $  23,250,387
                                                                                     =============

(a)  See Note 1a.
(b) Federal Tax Information: At December 31, 1997 the net unrealized appreciation on investments based on cost of $21,052,586 for federal income tax purposed was as follows:

     Aggregate gross unrealized appreciation for all investments in
     which there is an excess of value over tax cost .........................       $   1,566,162
     Aggregate gross unrealized depreciation for all investments in
     which there is an excess of tax cost over value .........................                (319)
                                                                                     -------------
     Net unrealized appreciation .............................................       $   1,565,843
                                                                                     =============
      As of December 31, 1997, the Fund had a capital loss carryover of
      $581,897 which expires December 31, 2002. This may be available to offset future capital gains, if any, to the extent provided by regulations.
(c)   The ratings shown are believed to be the most recent ratings available at December 31, 1997. Securities are generally rated at the time of issuance. The rating agencies may revise their ratings from time to time. As a result there can be no assurance that the same ratings would be assigned if the securities were rated at
      December 31, 1997. The Fund's subadviser independently evaluates the Fund's portfolio securities and in making investment decisions does not rely solely on the ratings of agencies.
(d)   Variable Rate Security. Rate disclosed is as of December 31, 1997.
(e)   A portion of these securities have been segregated as collateral in connection with the Fund's derivative investments as of
      December 31, 1997.

Legend of Portfolio abbreviations:
AMBAC    American Municipal Bond Assurance Corp.
MBIA     Municipal Bond Investors Assurance Corp.

                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                       STATEMENT OF ASSETS & LIABILITIES
-------------------------------------------------------------------------------
December 31, 1997

ASSETS
  Investments at value ...............................            $22,618,429
  Cash ...............................................                177,143
  Receivable for:
    Fund shares sold .................................                  6,998
    Securities sold ..................................                 30,219
    Accrued interest .................................                452,947
    Due from investment adviser ......................                 17,390
  Unamortized organization expense ...................                  2,905
  Prepaid registration expense .......................                  6,000
                                                                  -----------
                                                                   23,312,031
LIABILITIES
  Payable for:
    Fund shares redeemed ............................. $   427
    Dividends declared ...............................  12,084
  Accrued expenses:
    Deferred trustees' fees ..........................   4,996
    Accounting and administrative ....................   1,474
    Other ............................................  42,663
                                                        ------
                                                                       61,644
                                                                  -----------
NET ASSETS ...........................................            $23,250,387
                                                                  ===========
  Net Assets consist of:
    Capital paid in ..................................            $22,535,294
    Distributions in excess of net investment income .                 (9,025)
    Accumulated net realized losses ..................               (841,725)
    Unrealized appreciation on investments ...........              1,565,843
                                                                  -----------
NET ASSETS ...........................................            $23,250,387
                                                                  ===========
  Computation of net asset value and offering price:
  Net asset value and redemption price of Class A
    shares ($20,526,550 divided by 2,599,873 shares
    of beneficial interest) ..........................                  $7.90
                                                                        =====
    Offering price per share (100/97.50 of $7.90) ....                  $8.10*
                                                                        =====
  Net asset value and offering price of Class B
    shares ($2,723,837 divided by 345,807 shares of
    beneficial interest) .............................                  $7.88**
                                                                        =====
Identified cost of investments .......................            $21,052,586
                                                                  ===========
* Based upon single purchases of less than $100,000.
  Reduced sales charges apply for purchases in excess of this amount. **Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                             STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
Year Ended December 31, 1997
INVESTMENT INCOME
  Interest .......................................                  $1,270,007
                                                                    ----------
  Expenses
    Management fees ..............................  $116,330
    Service fees - Class A .......................    49,187
    Service and distribution fees - Class B ......    24,839
    Trustees' fees and expenses ..................    11,471
    Accounting and administrative ................    17,775
    Custodian ....................................    62,568
    Transfer agent ...............................    54,823
    Audit and tax services .......................    27,500
    Legal ........................................    10,779
    Printing .....................................    19,549
    Registration .................................    12,126
    Amortization of organization expenses ........     9,680
    Miscellaneous ................................     8,611
                                                    --------
  Total expenses .................................   425,238
Less expenses waived by the investment adviser
   and subadviser ................................  (218,267)      206,971
                                                    --------    ----------
  Net investment income ..........................               1,063,036
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, OPTIONS AND FUTURES CONTRACTS
  Realized gain (loss) on:
    Investments - net ............................    56,483
    Futures contracts - net ......................   (90,775)
    Options contracts - net ......................   (61,574)
                                                    --------
  Net realized loss on investments ...............   (95,866)
  Unrealized appreciation on:
    Investments - net ............................   843,923
                                                    --------
  Net gain on investment transactions ............                 748,057
                                                                ----------
  NET INCREASE IN NET ASSETS FROM OPERATIONS .....              $1,811,093
                                                                ==========

                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------

                                                                    YEAR ENDED           YEAR ENDED
                                                                    DECEMBER 31,        DECEMBER 31,
                                                                       1996                 1997
                                                                    ----------          ------------
FROM OPERATIONS
  Net investment income .....................................       $  972,909          $  1,063,036
  Net realized gain (loss) on investments, options and
    futures transactions ....................................           37,646               (95,866)
  Unrealized appreciation (depreciation) on investments .....        (102,938)               843,923
                                                                    ----------          ------------
  Increase in net assets from operations ....................          907,617             1,811,093
                                                                    ----------          ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
    Class A .................................................         (863,677)             (979,795)
    Class B .................................................          (88,761)             (104,938)
                                                                    ----------          ------------
                                                                      (952,438)           (1,084,733)
                                                                    ----------          ------------
  Increase in net assets derived from capital share
    transactions ............................................        2,947,501             1,515,584
                                                                    ----------          ------------
  Total increase in net assets ..............................        2,902,680             2,241,944

NET ASSETS
  Beginning of the year .....................................       18,105,763            21,008,443
                                                                    ----------          ------------
  End of the year ...........................................      $21,008,443          $ 23,250,387
                                                                   ===========          ============
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME
  Beginning of the year .....................................      $    (8,308)         $     12,190
                                                                   ===========          ============
  End of the year ...........................................      $    12,190          $     (9,025)
                                                                   ===========          ============

                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                       FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------


                                                                                 CLASS A
                                              -----------------------------------------------------------------------------
                                               APRIL 23(a)
                                                THROUGH                              YEAR ENDED DECEMBER 31,
                                              DECEMBER 31,      -----------------------------------------------------------
                                                  1993            1994             1995             1996             1997
                                              ------------       -------          -------          -------          -------
Net Asset Value, Beginning of Period .....      $  7.50          $  7.76          $  7.07          $  7.68          $  7.64
                                                -------          -------          -------          -------          -------
Income From Investment Operations
Net Investment Income ....................         0.26             0.37             0.38             0.39             0.37
Net Realized and Unrealized Gain
  (Loss) on Investments ..................         0.29            (0.68)            0.62            (0.05)            0.27
                                                -------          -------          -------          -------          -------
Total From Investment Operations .........         0.55            (0.31)            1.00             0.34             0.64
                                                -------          -------          -------          -------          -------
Less Distributions
Distributions From Net Investment Income .        (0.25)           (0.38)           (0.39)           (0.38)           (0.38)
Distributions in excess of net investment
  income .................................        (0.04)            0.00             0.00             0.00             0.00
                                                -------          -------          -------          -------          -------
Total Distributions ......................        (0.29)           (0.38)           (0.39)           (0.38)           (0.38)
                                                -------          -------          -------          -------          -------
Net Asset Value, End Of Period ...........      $  7.76          $  7.07          $  7.68          $  7.64          $  7.90
                                                =======          =======          =======          =======          =======

Total Return (%)(D) ......................          7.4             (4.1)            14.5              4.6              8.7
Ratio Of Operating Expenses to Average
  Net Assets(%)(B) .......................         0.70(C)          0.70             0.70             0.75             0.85

Ratio of Net Investment Income to
  Average Net Assets(%) ..................         4.88(C)          5.13             5.18             5.15             4.88
Portfolio Turnover Rate(%) ...............          121(C)           219              155               99               40
Net Assets, End Of Period (000) ..........      $21,122          $15,875          $16,388          $18,854          $20,527

(a) Commencement of operations.
(b) The ratio of operating expenses to
    average net assets without giving
    effect to voluntary expense
    limitations described in Note 4 to the
    Financial Statements would have been(%)        2.11(c)          1.79             1.88             1.93             1.84
(c) Computed on an annualized basis.
(d) A sales charge is not reflected in
    total return calculations. Periods
    less than one year are not annualized.

                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS - continued
-------------------------------------------------------------------------------


                                                                                 CLASS B
                                             ------------------------------------------------------------------------------
                                             September 13(a)
                                                THROUGH                              YEAR ENDED DECEMBER 31,
                                              DECEMBER 31,      -----------------------------------------------------------
                                                  1993            1994             1995             1996             1997
                                              ------------       -------          -------          -------          -------
Net Asset Value, Beginning of Period .....   $  7.85             $  7.76          $  7.06          $  7.67          $  7.62
                                             -------             -------          -------          -------          -------
Income From Investment Operations
  Net Investment Income ..................      0.10                0.32             0.33             0.34             0.32

Net Realized and Unrealized Gain
  (Loss) on Investments ..................     (0.05)              (0.69)            0.62            (0.06)            0.27
                                             -------             -------          -------          -------          -------
Total From Investment Operations .........      0.05               (0.37)            0.95             0.28             0.59
                                             -------             -------          -------          -------          -------
Less Distributions
Distributions From Net Investment
  Income .................................     (0.10)              (0.33)           (0.34)           (0.33)           (0.33)
Distributions in Excess of Net
Investment  Income .......................     (0.04)               0.00             0.00             0.00             0.00
                                             -------             -------          -------          -------          -------
Total Distributions ......................     (0.14)              (0.33)           (0.34)           (0.33)           (0.33)
                                             -------             -------          -------          -------          -------
Net Asset Value, End of Period ...........   $  7.76             $  7.06          $  7.67          $  7.62          $  7.88
                                             =======             =======          =======          =======          =======
Total Return (%)(d) ......................       0.5                (4.9)            13.7              3.7              7.9
Ratio of Operating Expenses to
  Average Net Assets(%)(b) ...............      1.45(c)             1.45             1.45             1.50             1.60
Ratio of Net Investment Income
  to Average Net Assets(%) ...............      3.68(c)             4.38             4.43             4.40             4.13
Portfolio Turnover Rate (%) ..............       121(c)              219              155               99               40
Net Assets, End of Period (000) ..........   $   555             $ 1,152          $ 1,718          $ 2,154          $ 2,724

(a) Commencement of operations .
(b) The ratio of operating expenses to
    average net assets without giving
    effect to voluntary expense
    limitations described in Note 4 to the
    Financial Statements would have been(%)     2.86(c)             2.54             2.63             2.68             2.59
(c) Computed on an annualized basis.
(d) A contingent deferred sales charge is
    not reflected in total return
    calculations. Periods less than one
    year are not annualized.

                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                          NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

December 31, 1997

1. The Fund is a series of New England Funds Trust II, a Massachusetts business trust (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Declaration of Trust permits the trustees to issue an unlimited number of shares of the Trust in multiple series (each series of shares a "Fund").

The Fund offers both Class A and Class B shares. The Fund commenced its public offering of Class B shares on September 13, 1993. Class A shares are sold with a maximum front end sales charge of 2.50%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase (or five years if purchased before May 1, 1997). Expenses of the Fund are borne pro-rata by the holders of both classes of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund, if the Fund were liquidated. In addition, the trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. SECURITY VALUATION. Debt securities (other than short-term obligations with a remaining maturity of less than sixty days) are valued on the basis of valuations furnished by a pricing service, selected by the Fund's subadviser as authorized by the Board of Trustees, which service determines valuations for normal, institutional-size trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Short-term obligations with a remaining maturity of less than sixty days are stated at amortized cost, which approximates value. All other securities and assets are valued at their fair value as determined in good faith by the Fund's adviser, and subadviser, under the supervision of the Fund's trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME. Security transactions are accounted for on the trade date (the date the buy or sell is executed). Interest income is recorded on the accrual basis. Interest income is increased by the accretion of original issue discount. Interest income is reduced by the amortization of premium. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

C. OPTIONS. The Fund uses options to hedge against changes in the values of securities the Fund owns or expects to purchase. Writing puts and buying calls tends to increase the Fund's exposure to the underlying instrument and writing calls or buying puts tends to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

For options purchased to hedge the Fund's investments, the potential risk to the Fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty is unable to perform. The maximum loss for purchased options is limited to premium initially paid for the option. For options written by the Fund, the maximum loss is not limited to the premium initially received for the option.

Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over the counter are valued using prices supplied by dealers.

D. INTEREST RATE FUTURES CONTRACTS. The Fund may enter into interest rate futures contracts to hedge against changes in the values of tax exempt municipal securities the Fund owns or expects to purchase. An interest rate futures contract is an agreement between two parties to buy and sell a security for a set price (or to deliver an amount of cash) on a future date. Upon entering into such a contract, the purchasing Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin," and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The potential risk to the Fund is that the change in value of futures contracts primarily corresponds with the value of underlying instruments which may not correspond to the change in the value of the hedged instruments. In addition, there is a risk that the fund may not be able to close out its futures positions due to an illiquid secondary market.

E. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made.

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily to shareholders of record and are paid monthly. The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences relate to differing treatments for trustee fees. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification to paid in capital.

G. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price. The subadviser is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

H. ORGANIZATION EXPENSE. Costs incurred in 1993 in connection with the Fund's organization and initial registration amounted to $27,000 and were paid by the Fund. These costs are being amortized over 60 months beginning April 23, 1993.

2. PURCHASE AND SALES OF SECURITIES (excluding short-term investments) for the Fund for the year ended December 31, 1997 were $9,707,278 and $8,785,302, respectively.

Investments in written options for the Fund for the year ended December 31, 1997 are summarized as follows:

                                                  WRITTEN OPTIONS
                                        ------------------------------------
                                          NUMBER OF             PREMIUMS
                                          CONTRACTS             RECEIVED
                                          ---------             --------
Open at December 31, 1996 .........            0                $      0
Contracts opened ..................          525                 106,322
Contracts closed ..................         (525)               (106,322)
                                             ---                 -------
Open at December 31, 1997 .........            0                $      0
                                             ===                ========

3A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Fund pays management fees to its investment adviser, New England Funds Management, L.P. ("NEFM") at the annual rate of 0.525% of the first $200 million of the Fund's average daily net assets, 0.50% of the next $300 million and 0.475% of such assets in excess of $500 million. NEFM pays the Fund's investment subadviser, Back Bay Advisors, L.P. ("Back Bay Advisors") at the rate of 0.2625% of the first $200 million of the Fund's average daily net assets, 0.25% of the next $300 million and 0.2375% of such assets in excess of $500 million. Certain officers and directors of NEFM are also officers or trustees of the Fund. NEFM and Back Bay Advisors are wholly owned subsidiaries of New England Investment Companies, L.P. ("NEIC"), which is a subsidiary of Metropolitan Life Insurance Company ("MetLife"). Fees earned by NEFM and Back Bay Advisors under the management agreement in effect during the year ended December 31, 1997 are as follows:

FEES EARNED
-----------
$58,165(a)                  New England Funds Management
$58,165(a)                  Back Bay Advisors

(a) Before reduction pursuant to voluntary expense limitations. See Note 4.

B. ACCOUNTING AND ADMINISTRATION EXPENSE. New England Funds L.P. ("New England Funds"), the Fund's distributor, is a wholly owned subsidiary of NEIC and performs certain accounting and administrative services for the Fund. The Fund reimburses New England Funds for all or part of New England Funds' expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting and financial reporting functions and related clerical functions relating to the Fund, and (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance. For the year ended December 31, 1997 these expenses amounted to $17,775 and are shown separately in the financial statements as accounting and administrative.

C. SERVICE AND DISTRIBUTION FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Fund has adopted a Service Plan relating to the Fund's Class A shares (the "Class A Plan") and a Service and Distribution Plan relating to the Fund's Class B shares (the "Class B Plan").

Under the Class A Plan, the Fund pays New England Funds, L.P. ("New England Funds") a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. For the year ended December 31, 1997, the Fund paid New England Funds $49,187 in fees under the Class A Plan. If the expenses of New England Funds that are otherwise reimbursable under the Class A Plan incurred in any year exceed the amounts payable by the Fund under the Class A Plan, the unreimbursed amount (together with unreimbursed amounts from prior years) may be carried forward for reimbursement in future years in which the Class A Plan remains in effect. The amount of unreimbursed expenses carried forward into 1998 is $222,162.

Under the Class B Plan, the Fund pays New England Funds a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class B shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class B shares and/or the maintenance of shareholder accounts. For the year ended December 31, 1997, the Fund paid New England Funds $6,210 in service fees under the Class B Plan.

Also under the Class B Plan, the Fund pays New England Funds a monthly distribution fee at the annual rate of up to 0.75% of the average daily net assets attributable to the Fund's Class B shares, as compensation for services provided and expenses (including certain payments to securities dealers, who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class B shares. For the year ended December 31, 1997, the Fund paid New England Funds $18,629 in distribution fees under the Class B Plan.

Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors of shares of the Fund during the year ended December 31, 1997 amounted to $47,869.

D. TRANSFER AGENT FEES. New England Funds is the transfer and shareholder servicing agent to the Fund. For the year ended December 31, 1997, the Fund paid New England Funds $28,909 as compensation for its services in that capacity. For the year ended December 31, 1997, the Fund received $437 in transfer agent credits. The transfer agent expense in the Statement of Operations is net of these credits.

E. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or trustees who are directors, officers or employees of New England Funds, New England Investment Companies or their affiliates, other than registered investment companies. Each other trustee is compensated by the Fund as follows:

Annual Retainer                                      $709
Meeing Fee                                           $109/meeting
Committee Meeting Fee                                 $65/meeting
Committee Chairman Retainer                           $9/year

A deferred compensation plan is available to the trustees on a voluntary basis. Each participating trustee will receive an amount equal to the value that such deferred compensation would have had, had it been invested in the Fund on the normal payment date.

4. EXPENSE LIMITATIONS. Effective September 1, 1996 until further notice to the Fund, Back Bay Advisors and NEFM have voluntarily agreed to reduce management fees in order to limit the Fund's expenses to an annual rate of 0.85% of the Fund's Class A average daily net assets and 1.60% of Class B average daily net assets. Prior to September 1, 1996 Back Bay Advisors and NEFM voluntarily agreed to reduce management fees in order to limit the Fund's expenses to an annual rate of 0.70% of the Fund's Class A average daily net assets and effective September 13, 1993, 1.45% of Class B average daily net assets. As a result of the Fund's expenses exceeding the foregoing voluntary limitation during the year ended December 31, 1997 Back Bay Advisors waived its entire management fee of $58,165 and NEFM waived its entire management fee of $58,165. In addition NEFM reimbursed the Fund $101,937 for expenses which exceeded the management fee waiver.

5. CONCENTRATION OF CREDIT. The Fund primarily invests in debt obligations issued by the State of New York and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issuers of New York municipal securities than is a comparable municipal bond fund that is not as concentrated. Uncertain economic and fiscal conditions may affect the ability of issuers of New York municipal securities to meet their financial obligations. The Fund had the following industry concentrations in excess of 10% on December 31, 1997 as a percentage of the Fund's total net assets: Airport, Bridges and Tunnels (21.61).

6. CAPITAL SHARES. At December 31,1997 there was an unlimited number of shares of beneficial interest authorized, divided into two classes, Class A and Class B capital stock. Transactions in capital shares were as follows:

                                                         YEAR ENDED                     YEAR ENDED
                                                      DECEMBER 31, 1996              DECEMBER 31, 1997
                                                  -------------------------  ------------------------------
CLASS A                                            SHARES          AMOUNT          SHARES          AMOUNT
-------                                           --------      -----------       --------      -----------
Shares sold ................................       656,773      $ 4,955,874        454,808      $ 3,505,929
Shares issued in connection with the
  reinvestment of:
  Distributions from net investment income .        87,814          665,675         93,317          722,397
                                                  --------      -----------       --------      -----------
                                                   744,587        5,621,549        548,125        4,228,326
Shares repurchased .........................      (410,506)      (3,111,622)      (415,593)      (3,192,971)
                                                  --------      -----------       --------      -----------
Net increase  ..............................       334,081      $ 2,509,927        132,532      $ 1,035,355
                                                  --------      -----------       --------      -----------

                                                         YEAR ENDED                     YEAR ENDED
                                                      DECEMBER 31, 1996              DECEMBER 31, 1997
                                                  -------------------------  ------------------------------
CLASS B                                            SHARES          AMOUNT          SHARES          AMOUNT
-------                                           --------      -----------       --------      -----------
Shares sold ................................       117,624      $   884,081        115,852      $   891,524
Shares issued in connection with the reinvestment of:
  Distributions from net investment income .         8,715           65,829          9,940           76,802
                                                  --------      -----------       --------      -----------
                                                   126,339          949,910        125,792          968,326
Shares repurchased .........................       (67,855)        (512,336)       (62,625)        (488,097)
                                                  --------      -----------       --------      -----------
Net increase  ..............................        58,484          437,574         63,167          480,229
                                                  --------      -----------       --------      -----------
Increase derived from capital shares
  transactions .............................       392,565      $ 2,947,501        195,699      $ 1,515,584
                                                  ========      ===========       ========      ===========

-------------------------------------------------------------------------------
                       REPORT OF INDEPENDENT ACCOUNTANTS
-------------------------------------------------------------------------------

To the Trustees of New England Funds Trust II and Shareholders of
NEW ENGLAND INTERMEDIATE TERM TAX FREE FUND OF NEW YORK.

In our opinion, the accompanying statement of assets & liabilities, including the portfolio composition, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of New England Intermediate Term Tax Free Fund of New York ("the Fund"), a series of New England Trust II, at December 31, 1997, and the results of its operations, the changes in its net assets and the financial highlights for the year then ended, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities owned at December 31, 1997 by correspondence with the custodian and brokers and the application of alternative auditing procedures where confirmations from brokers were not received, provides a reasonable basis for the opinion expressed above. The statement of changes in net assets for the period ended December 31, 1996 and the financial highlights for each of the periods then ended were audited by other independent accountants whose report dated February 10, 1997 expressed an unqualified opinion on those statements.

PRICE WATERHOUSE LLP

Boston, Massachusetts
February 12, 1998

                       GLOSSARY FOR MUTUAL FUND INVESTORS
--------------------------------------------------------------------------------

TOTAL RETURN - The change in value of a mutual fund investment over a specific time period, assuming all earnings are reinvested in additional shares of the fund. Expressed as a percentage.

INCOME DISTRIBUTIONS - payments to shareholders resulting from the net interest or dividend income earned by a fund's portfolio.

CAPITAL GAINS DISTRIBUTIONS - Payments to shareholders of profits earned from selling securities in a fund's portfolio. Capital gains distributions are usually paid once a year.

YIELD - The rate at which a fund pays income. Yield calculations for 30-day periods are standardized among mutual funds, based on a formula developed by the Securities and Exchange Commission.

MATURITY - Refers to the period of time before principal repayment on a bond is due. A bond fund's "average maturity" refers to the weighted average of the maturities of all the individual bonds in the portfolio.

DURATION - A measure, stated in years, of a bond is sensitivity to interest rates. Duration is a means to directly compare the volatility of different instruments. As a general rule, for every 1% move in interest rates, a bond is expected to fluctuate in value as indicated by its duration. For example, if interest rates fall by 1%, a bond with a duration of 4 years should rise in value 4%. Conversely, the bond should decline 4% if interest rates rise 1%.

TREASURIES - Negotiable debt obligations of the U.S. government, secured by its full faith and credit. the income from treasury securities is exempt from state and local income taxes, but not from federal income taxes. There are three types of Treasuries: Bills (maturity of 3-12 months), Notes (maturity of 1-10 years) and Bonds (maturity of 10-30 years).

MUNICIPAL BOND - A debt security issued by a state or municipality to finance public expenditures. interest payments are exempt from federal taxes and, in most cases, from state and local income taxes. The two main types are general obligation (GO) bonds, which are backed the full faith and credit and taxing powers of the municipality; and revenue bonds, supported by the revenues from a municipal enterprise, such as airports and toll bridges.

--------------------------------------------------------------------------------
                              SAVING FOR RETIREMENT
--------------------------------------------------------------------------------
AN EARLY START CAN MAKE A BIG DIFFERENCE

With today's lengthening life spans, you may be retired for 20 years or more after you complete your working career. Living these retirement years the way you've dreamed of will require considerable financial resources. while it's never too late to start a retirement savings program, it's certainly never too early: The sooner you begin, the longer the time your money has to grow.

The chart below illustrates this point dramatically. One investor starts at age 30, saves for just 10 years, then leaves the investment to grow. The second investor starts 10 years later but saves much longer -- for 25 years, in fact. Can you guess which investor accumulates the greater retirement nest egg? For the answer, look at the chart.

--------------------------------------------------------------------------------
                    AN EARLY START CAN MAKE A BIG DIFFERENCE
--------------------------------------------------------------------------------

[A chart in the form of a line graph appears here, comparing the growth of investments made for 10 years by an investor who begins investing at age 30 to the growth of investments made for twenty-five years by an investor who begins investing at age 40. A hypothetical appreciation of 10% is assumed. The data points from the graph are as follows:]

Investor A - Begins investing at age 30 for 10 years:
Age                                                        Growth of Investments
30                                                                        $2,000
35                                                                       $15,431
40                                                                       $35,062
45                                                                       $90,943
55                                                                      $146,464
60                                                                      $235,882
65                                                                      $379,890


Investor B - Begins investing at age 40 for 25 years:
Age                                                        Growth of Investments
40                                                                        $2,000
45                                                                       $15,431
50                                                                       $37,062
55                                                                       $71,899
60                                                                      $128,005
65                                                                      $216,364

Assumes 10% hypothetical appreciation. For illustrative purposes only and not indicative of future performance of any New England Fund.

Investor A invested $20,000, less than half of Investor B's commitment -- and for less than half the time. Yet Investor A wound up with a much greater retirement nest egg. The reason? It's all thanks to an early start.

New England Funds has prepared a number of informative retirement planning guides. Call your financial representative or New England Funds today, and ask for the guide that best fits your personal needs.

                               NEW ENGLAND FUNDS

                                   STOCK FUNDS
                               Star Small Cap Fund
                                   Growth Fund
                               Star Advisers Fund
                               Capital Growth Fund
                            Growth Opportunities Fund
                                   Value Fund
                               Equity Income Fund
                                  Balanced Fund

                           INTERNATIONAL STOCK FUNDS
                           International Equity Fund
                              Star Worldwide Fund

                                   BOND FUNDS
                                High Income Fund
                             Strategic Income Fund
                                Bond Income Fund
                           Government Securities Fund
                       Limited Term U.S. Government Fund
                      Adjustable Rate U.S. Government Fund

                                TAX EXEMPT FUNDS
                             Municipal Income Fund
                       Massachusetts Tax Free Income Fund
                 Intermediate Term Tax Free Fund of California
                  Intermediate Term Tax Free Fund of New York

                               MONEY MARKET FUNDS
                   Cash Management Trust, Money Market Series
                         Tax Exempt Money Market Trust

                   To learn more, and for a free prospectus,
                     contact your financial representative.

              VISIT OUR WORLD WIDE WEB SITE AT WWW.MUTUALFUNDS.COM

                      New England Funds, L.P., Distributor
                              399 Boylston Street
                                Boston, MA 02116
                             Toll Free 800-225-5478

This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Funds current prospectus, which contains information about distribution charges, management and other items of interest. Investors are advised to read the prospectus carefully before investing.
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        NEW ENGLAND FUNDS(R)
    Where The Best Minds Meet (R)


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 399 Boylston Street
Boston, Massachusetts
        02116
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        [Logo]
      MUTUAL FUND
     SERVICE AWARD
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        DALBAR
HONORS COMMITMENT TO:
      INVESTORS
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 1995 o 1996 o 1997

     NY56-1297

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